Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ 803,383	¥ 390,260	¥ (603,910)
Foreign exchange gains (losses)—net	[1]	(185,963)	(19,390)	189,526
Net trading gains (losses)		617,420	370,870	(414,384)
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(10,636)	(22,003)	(508,743)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[2]	464,463	387,591	317,459
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		64,292	240,277	534,615
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[3]	7,495	(2,101)	(3,204)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(5,678)	(42,005)	59,599
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ 283,448	¥ (171,498)	¥ (1,003,636)

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	Amounts include gains and losses on currency swaps.
[3]	Amounts do not include the net gains (losses) of ¥(653) million, ¥(952) million and ¥(964) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2023, 2024 and 2025, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).